Other operating income (Tables)	12 Months Ended
Dec. 31, 2025
Other operating income
Schedule of other operating income

	2025	2024	2023
Government grants (1)	23,005	21,686	13,313
Government subsidies per Covid-19 context (2)	720	16,394	21,511
Compensation for concession (3)	—	—	62,677
Other	8,067	8,310	3,059
	31,792	46,390	100,560

(1)  Correspond to grants for the development of airport infrastructure. As consideration for having granted the concession of the Group A of the National Airport System of Argentina, AA2000 assigns to the Government 15% of the total revenues of the concession, 2.5% of such revenues are destined to fund the investment commitments of AA2000 corresponding to the investment plan under the concession agreement by means of a trust in which AA2000 is the settlor; Banco de la Nación Argentina, the trustee; and the beneficiaries are AA2000 and constructors of the airports’ works. The funds in the trust are used to settle the accounts payable to suppliers of the infrastructure being built in the Argentine Airport System. As per IAS 20, the benefit received by AA2000 qualifies as a grant related to income on a monthly basis that it is recognized at fair value since there is a reasonable assurance that such benefit will be received.

(2)  Mainly corresponds to the re-equilibrium of concession agreements due to force majeure or fortuitous case events in Brazilian airports for a total amount of USD 16,315 and USD 17,785 net of tax in 2024 and 2023 respectively.

Due to the impact generated by the pandemic, the Brazilian subsidiaries filed a claim for economic-financial re-equilibrium of its concession contracts. This was possible due to the Brazilian Government recognition that the Covid-19 pandemic is a case of “force majeure” or “fortuitous event” concluding that the loss from the impact of the pandemic is not part of the risks assumed by the private sector and must be compensated by the Federal Government. In view of this, the Brazilian ANAC determined that the compensation owing to the operators should be based on their projected operational result in the scenario without pandemic.

However, in 2024, there was a significant change in the methodology to determine the economic-financial re-equilibrium. The previous methodology was based on the difference between the estimated operational cash flow (pre-Covid-19 scenario) and the actual cash flow (post-Covid-19 scenario), calculated based on EBITDA.

The new methodology focuses on the difference in the number of passengers processed at the airport between the pre- and post-Covid-19 scenarios. The re-equilibrium is calculated based on the EBITDA of the factual scenario, considering some adjustments required by ANAC. Then, this “EBITDA/Pax” indicator is multiplied by the observed difference in passenger numbers, resulting in the rebalancing amount. Under this model, the right to economic - financial re - equilibrium ceases when the total number of passengers in the post - Covid 19 scenario exceeds that of the pre - Covid - 19 scenario. This change has brought simplification and greater predictability to the re-equilibrium calculation, with an amendment ensuring its continuity for the coming years until the actual demand reaches the demand projected by ANAC for the pre-COVID scenario of the year 2023.

	2025	2024	2023
Compensatory amount ICAB net of tax (a) (b)	—	16,315	15,264
Compensatory amount ICASGA net of tax (c)	—	—	2,521
Adjustment to Compensatory amount ICAB net of tax (d)	720	(139)	3,550
Adjustment to Compensatory amount ICASGA net of tax (d)	—	218	176
	720	16,394	21,511

(a)	In December 2025, ICAB was notified that the submission, analysis, and processing of new economic-financial re-equilibrium claims have been suspended pending a contractual renegotiation process of the concession of the airport of Brasilia which has started (see Note 23).
(b)	The compensatory amounts for ICAB is received through the offset of the concession fee payable, see amount compensated in Note 23.
(c)	The compensatory amounts for the year 2023 for Natal airport was received through the offset of the monthly contribution and the readjustment of aeronautical tariffs until December 31, 2023, date on which the pending amount was included in the indemnification received from the Brazilian Government as part of the re-bidding process (Note 26.b).
(d)	At the end of each year, the amount of the compensation is estimated, with the final amount being determined during the following year.

There are no unfulfilled conditions or other contingencies attached to these grants.

(3)  Corresponds to the indemnification regarding the concession of the Natal Airport as detailed in Note 26.b for a total amount of USD 62.7 million that comprises a net gain for the compensation of the assets offset by liabilities of the concession.

Schedule of government subsidies per Covid-19

	2025	2024	2023
Compensatory amount ICAB net of tax (a) (b)	—	16,315	15,264
Compensatory amount ICASGA net of tax (c)	—	—	2,521
Adjustment to Compensatory amount ICAB net of tax (d)	720	(139)	3,550
Adjustment to Compensatory amount ICASGA net of tax (d)	—	218	176
	720	16,394	21,511

(a)	In December 2025, ICAB was notified that the submission, analysis, and processing of new economic-financial re-equilibrium claims have been suspended pending a contractual renegotiation process of the concession of the airport of Brasilia which has started (see Note 23).
(b)	The compensatory amounts for ICAB is received through the offset of the concession fee payable, see amount compensated in Note 23.
(c)	The compensatory amounts for the year 2023 for Natal airport was received through the offset of the monthly contribution and the readjustment of aeronautical tariffs until December 31, 2023, date on which the pending amount was included in the indemnification received from the Brazilian Government as part of the re-bidding process (Note 26.b).
(d)	At the end of each year, the amount of the compensation is estimated, with the final amount being determined during the following year.